12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Income Tax Reconciliation

	2019	2018	2017
Loss before tax	(32,361)	(19,476)	(30,243)
Income tax benefit at tax rate of 29.825%	9,652	5,809	9,020
Adjustments of deferred tax assets	(9,822)	(5,318)	(9,036)
Permanent differences	(29)	(462)	(93)
Adjustments for local tax rates	5	(34)	195
Non deductible expenses	(43)	(53)	16
Other	233	57	(82)
Income taxes	(4)	(1)	20